LOANS, Maturities of Current and Non-current Loans (Details) $ in Thousands	Dec. 31, 2018 ARS ($)
Maturities of current and non-current loans [Abstract]
Current and non-current loans excluding issuance cost	$ 19,062,063
Less than 1 year [Member]
Maturities of current and non-current loans [Abstract]
Current and non-current loans excluding issuance cost	212,063
From 01/01/2020 to 12/31/2020 [Member]
Maturities of current and non-current loans [Abstract]
Current and non-current loans excluding issuance cost	0
From 01/01/2021 to 12/31/2021 [Member]
Maturities of current and non-current loans [Abstract]
Current and non-current loans excluding issuance cost	0
From 1/01/2022 onwards [Member]
Maturities of current and non-current loans [Abstract]
Current and non-current loans excluding issuance cost	$ 18,850,000